Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	5,194,188	5,386,727
Series 2017-20E Class 1
05/01/2037	2.880%	457,782	475,662
Series 2017-20F Class 1
06/01/2037	2.810%	3,715,468	3,844,500
Series 2017-20G Class 1
07/01/2037	2.980%	3,183,996	3,321,210
Series 2017-20H Class 1
08/01/2037	2.750%	2,783,612	2,856,730
Series 2017-20I Class 1
09/01/2037	2.590%	4,971,642	5,034,299
Total Asset-Backed Securities — Agency (Cost $20,306,688)			20,919,128

Corporate Bonds & Notes 52.7%

Aerospace & Defense 0.6%
Northrop Grumman Corp.
01/15/2028	3.250%	3,890,000	4,082,361
10/15/2047	4.030%	5,805,000	6,575,335
Total			10,657,696
Automotive 0.3%
Ford Motor Co.
01/15/2043	4.750%	5,480,000	4,767,721
Banking 6.4%
Bank of America Corp.(a)
12/20/2028	3.419%	1,310,000	1,366,689
07/23/2030	3.194%	12,780,000	13,176,985
Capital One Financial Corp.
01/31/2028	3.800%	3,520,000	3,710,186
Citigroup, Inc.(a)
03/20/2030	3.980%	13,430,000	14,592,098
Goldman Sachs Group, Inc. (The)(a)
04/23/2039	4.411%	2,175,000	2,447,562
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	10,470,000	12,505,965
JPMorgan Chase & Co.(a)
10/15/2030	2.739%	29,355,000	29,142,352
Morgan Stanley(a)
01/23/2030	4.431%	7,984,000	8,968,555
Wells Fargo & Co.
01/24/2029	4.150%	14,690,000	16,294,545
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/04/2044	4.650%	3,010,000	3,474,798
Total			105,679,735
Cable and Satellite 1.9%
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	6,985,000	7,422,470
Comcast Corp.
08/15/2047	4.000%	8,380,000	9,227,050
11/01/2052	4.049%	8,651,000	9,628,001
Time Warner Cable LLC
09/15/2042	4.500%	5,125,000	5,024,904
Total			31,302,425
Chemicals 0.7%
Dow Chemical Co. (The)(b)
05/15/2049	4.800%	4,916,000	5,426,399
DowDuPont, Inc.
11/15/2048	5.419%	3,205,000	4,058,043
LYB International Finance III LLC(c)
10/15/2049	4.200%	2,270,000	2,258,025
Total			11,742,467
Diversified Manufacturing 0.5%
3M Co.
08/26/2049	3.250%	1,600,000	1,602,560
United Technologies Corp.
06/01/2042	4.500%	3,000,000	3,591,459
11/16/2048	4.625%	2,870,000	3,578,106
Total			8,772,125
Electric 6.9%
CenterPoint Energy, Inc.
09/01/2049	3.700%	2,445,000	2,477,374
CMS Energy Corp.
03/01/2024	3.875%	1,960,000	2,066,109
02/15/2027	2.950%	6,374,000	6,423,335
03/31/2043	4.700%	1,932,000	2,215,712
03/01/2044	4.875%	4,615,000	5,578,607
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	4,315,000	4,685,590
DTE Energy Co.
10/01/2026	2.850%	19,123,000	19,473,811
Duke Energy Corp.
09/01/2046	3.750%	17,305,000	17,908,650
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Indiana LLC
10/01/2049	3.250%	464,000	464,131
Emera U.S. Finance LP
06/15/2046	4.750%	6,160,000	7,126,824
FirstEnergy Corp.
07/15/2047	4.850%	1,250,000	1,490,193
Indiana Michigan Power Co.
07/01/2047	3.750%	8,024,000	8,720,202
Oncor Electric Delivery Co. LLC(b)
09/15/2049	3.100%	1,740,000	1,741,820
Pennsylvania Electric Co.(b)
06/01/2029	3.600%	1,630,000	1,729,301
PPL Capital Funding, Inc.
05/15/2026	3.100%	4,705,000	4,791,803
Southern California Edison Co.
10/01/2043	4.650%	2,090,000	2,407,571
03/01/2048	4.125%	2,200,000	2,391,959
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,311,459
Southern Co. (The)
07/01/2046	4.400%	11,215,000	12,467,828
Xcel Energy, Inc.
09/15/2041	4.800%	7,019,000	8,160,079
Total			113,632,358
Finance Companies 1.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	18,630,000	19,542,553
Food and Beverage 4.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	19,899,000	23,741,775
Anheuser-Busch InBev Worldwide, Inc.
04/15/2058	4.750%	2,605,000	3,049,911
Bacardi Ltd.(b)
05/15/2038	5.150%	12,311,000	13,624,202
Conagra Brands, Inc.
11/01/2038	5.300%	4,065,000	4,710,274
11/01/2048	5.400%	930,000	1,100,414
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	13,146,000	12,470,151
Mars, Inc.(b)
04/01/2059	4.200%	3,350,000	3,868,473
Molson Coors Brewing Co.
07/15/2046	4.200%	582,000	587,700
PepsiCo, Inc.
10/06/2046	3.450%	1,410,000	1,515,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sysco Corp.
04/01/2046	4.500%	1,865,000	2,161,790
Tyson Foods, Inc.
06/02/2047	4.550%	1,410,000	1,581,903
Total			68,411,747
Health Care 2.9%
Abbott Laboratories
11/30/2046	4.900%	3,360,000	4,329,720
Becton Dickinson and Co.
06/06/2027	3.700%	1,018,000	1,077,688
05/15/2044	4.875%	2,063,000	2,336,393
12/15/2044	4.685%	872,000	1,014,455
Cardinal Health, Inc.
06/15/2047	4.368%	6,445,000	6,148,485
Cigna Corp.
12/15/2048	4.900%	8,040,000	9,198,372
CVS Health Corp.
03/25/2048	5.050%	11,291,000	12,841,875
McKesson Corp.
05/30/2029	4.750%	2,620,000	2,927,116
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,649,238
Thermo Fisher Scientific, Inc.(c)
10/01/2029	2.600%	4,421,000	4,404,377
Total			47,927,719
Healthcare Insurance 1.1%
Aetna, Inc.
08/15/2047	3.875%	1,765,000	1,728,754
Anthem, Inc.
08/15/2044	4.650%	2,795,000	3,096,810
UnitedHealth Group, Inc.
08/15/2039	3.500%	12,052,000	12,583,577
Total			17,409,141
Independent Energy 1.1%
Apache Corp.
04/15/2043	4.750%	2,448,000	2,342,131
Canadian Natural Resources Ltd.
06/01/2047	4.950%	2,625,000	3,110,877
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	3,347,178
Hess Corp.
02/15/2041	5.600%	3,895,000	4,313,724
Noble Energy, Inc.
11/15/2043	5.250%	3,510,000	3,911,797

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc.(c)
10/15/2049	4.200%	1,180,000	1,159,735
Total			18,185,442
Integrated Energy 0.4%
Shell International Finance BV
05/11/2045	4.375%	4,880,000	5,905,088
Life Insurance 2.9%
American International Group, Inc.
07/16/2044	4.500%	2,570,000	2,859,055
Brighthouse Financial, Inc.
06/22/2047	4.700%	552,000	492,901
Guardian Life Insurance Co. of America (The)(b)
Subordinated
01/24/2077	4.850%	4,523,000	5,763,695
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	5,318,000	6,218,747
04/01/2077	4.900%	50,000	63,001
MetLife, Inc.
03/01/2045	4.050%	6,200,000	6,911,351
New York Life Insurance Co.(b)
Subordinated
05/15/2069	4.450%	2,490,000	2,902,847
Northwestern Mutual Life Insurance Co. (The)(b)
09/30/2059	3.625%	3,996,000	4,058,026
Prudential Financial, Inc.
03/13/2051	3.700%	6,655,000	6,868,652
Teachers Insurance & Annuity Association of America(b)
Subordinated
05/15/2047	4.270%	6,596,000	7,494,296
Voya Financial, Inc.
06/15/2046	4.800%	4,130,000	4,748,021
Total			48,380,592
Media and Entertainment 1.0%
Discovery Communications LLC
09/20/2037	5.000%	1,600,000	1,716,542
05/15/2049	5.300%	4,122,000	4,560,280
Fox Corp.(b)
01/25/2039	5.476%	1,340,000	1,645,304
Walt Disney Co. (The)(b)
09/15/2044	4.750%	5,500,000	7,118,029
Walt Disney Co. (The)
09/01/2049	2.750%	1,418,000	1,360,795
Total			16,400,950
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 3.8%
Enterprise Products Operating LLC
01/31/2050	4.200%	8,380,000	8,998,654
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,925,000	2,109,652
Kinder Morgan, Inc.
02/15/2046	5.050%	11,960,000	13,271,713
MPLX LP
04/15/2048	4.700%	7,745,000	8,079,266
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	10,545,000	10,275,364
Southern Natural Gas Co. LLC
03/01/2032	8.000%	560,000	789,468
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	4,530,000	4,947,218
Western Gas Partners LP
08/15/2048	5.500%	3,270,000	2,903,338
Williams Companies, Inc. (The)
09/15/2045	5.100%	10,405,000	11,447,175
Total			62,821,848
Natural Gas 1.1%
NiSource, Inc.
02/15/2043	5.250%	653,000	791,872
02/15/2044	4.800%	3,351,000	3,921,313
05/15/2047	4.375%	4,234,000	4,741,669
Sempra Energy
06/15/2027	3.250%	374,000	383,610
02/01/2028	3.400%	7,650,000	7,900,331
Total			17,738,795
Oil Field Services 0.1%
Halliburton Co.
11/15/2045	5.000%	1,945,000	2,177,153
Pharmaceuticals 3.1%
AbbVie, Inc.
11/14/2048	4.875%	8,740,000	9,641,278
Allergan Funding SCS
06/15/2044	4.850%	3,290,000	3,535,266
Amgen, Inc.
06/15/2051	4.663%	7,930,000	9,236,253
Bristol-Myers Squibb Co.(b)
10/26/2049	4.250%	4,382,000	5,086,858
Celgene Corp.
02/20/2048	4.550%	1,082,000	1,301,945
Gilead Sciences, Inc.
03/01/2047	4.150%	5,745,000	6,388,354

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Johnson & Johnson
12/05/2033	4.375%	10,574,000	12,576,842
Pfizer, Inc.
03/15/2049	4.000%	3,345,000	3,859,986
Total			51,626,782
Property & Casualty 0.4%
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%	3,880,000	3,879,922
Travelers Companies, Inc. (The)
05/30/2047	4.000%	2,405,000	2,757,994
Total			6,637,916
Railroads 1.3%
Canadian National Railway Co.
02/03/2048	3.650%	1,510,000	1,681,164
CSX Corp.
09/15/2049	3.350%	2,785,000	2,725,081
11/01/2066	4.250%	4,793,000	5,117,021
Norfolk Southern Corp.
08/15/2052	4.050%	2,000,000	2,200,040
Union Pacific Corp.
10/01/2051	3.799%	3,305,000	3,537,520
09/10/2058	4.800%	1,805,000	2,204,058
08/15/2059	3.950%	3,665,000	3,907,847
Total			21,372,731
Restaurants 0.4%
McDonald’s Corp.
09/01/2049	3.625%	6,260,000	6,366,339
Retailers 1.1%
Home Depot, Inc. (The)
06/15/2047	3.900%	4,500,000	5,144,742
Lowe’s Companies, Inc.
05/03/2047	4.050%	6,050,000	6,441,574
Target Corp.
04/15/2046	3.625%	4,000,000	4,382,256
Walmart, Inc.
12/15/2047	3.625%	2,630,000	2,943,089
Total			18,911,661
Supermarkets 0.5%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,151,453
02/01/2047	4.450%	4,825,000	4,967,352
01/15/2048	4.650%	1,915,000	2,034,707
Total			8,153,512
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 3.3%
Apple, Inc.
02/09/2045	3.450%	8,925,000	9,470,425
09/11/2049	2.950%	1,180,000	1,153,764
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	10,055,000	10,101,233
Intel Corp.
05/11/2047	4.100%	3,000,000	3,517,002
International Business Machines Corp.
05/15/2049	4.250%	8,336,000	9,615,317
Microsoft Corp.
08/08/2046	3.700%	11,545,000	13,218,124
Oracle Corp.
07/08/2034	4.300%	3,110,000	3,612,576
07/15/2046	4.000%	2,500,000	2,793,965
QUALCOMM, Inc.
05/20/2047	4.300%	1,475,000	1,644,668
Total			55,127,074
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	3,270,000	3,137,199
Transportation Services 1.1%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	5,521,000	5,928,627
FedEx Corp.
11/15/2045	4.750%	3,390,000	3,653,006
04/01/2046	4.550%	4,135,000	4,338,119
United Parcel Service, Inc.
09/01/2049	3.400%	4,290,000	4,331,167
Total			18,250,919
Wireless 1.0%
American Tower Corp.
08/15/2029	3.800%	5,263,000	5,614,900
American Tower Corp.(c)
10/15/2049	3.700%	1,805,000	1,799,784
Rogers Communications, Inc.
05/01/2049	4.350%	4,505,000	5,183,876
Vodafone Group PLC
09/17/2050	4.250%	3,850,000	3,921,876
Total			16,520,436

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.3%
AT&T, Inc.
03/01/2039	4.850%	9,249,000	10,484,685
12/15/2042	4.300%	5,660,000	5,907,342
12/15/2043	5.350%	2,790,000	3,287,831
06/15/2045	4.350%	11,525,000	12,115,541
Telefonica Emisiones SAU
03/06/2048	4.895%	3,970,000	4,435,074
Verizon Communications, Inc.
03/15/2055	4.672%	15,837,000	18,980,945
Total			55,211,418
Total Corporate Bonds & Notes (Cost $799,851,394)			872,771,542

Foreign Government Obligations(d) 0.5%

Mexico 0.5%
Mexico Government International Bond
01/15/2047	4.350%	8,300,000	8,574,722
Total Foreign Government Obligations (Cost $7,623,178)			8,574,722

U.S. Treasury Obligations 42.1%

U.S. Treasury
10/31/2019	1.500%	1,413,000	1,412,299
10/31/2022	2.000%	7,764,000	7,860,443
10/31/2024	2.250%	2,376,000	2,453,963
02/28/2025	2.750%	17,500,000	18,554,102
08/15/2027	2.250%	8,800,000	9,200,125
05/15/2028	2.875%	5,000,000	5,488,281
05/15/2029	2.375%	3,500,000	3,717,656
02/15/2031	5.375%	4,000,000	5,514,375
02/15/2036	4.500%	30,000,000	41,362,500
05/15/2038	4.500%	30,000,000	42,285,937
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2039	3.500%	49,000,000	61,380,156
11/15/2039	4.375%	6,300,000	8,836,734
08/15/2040	3.875%	10,000,000	13,220,312
02/15/2041	4.750%	8,000,000	11,827,500
05/15/2041	4.375%	25,383,000	35,881,250
05/15/2043	2.875%	17,600,000	20,179,500
08/15/2044	3.125%	16,500,000	19,771,641
11/15/2044	3.000%	10,000,000	11,748,438
11/15/2045	3.000%	12,000,000	14,154,375
11/15/2046	2.875%	8,000,000	9,257,500
11/15/2047	2.750%	26,500,000	30,015,391
02/15/2048	3.000%	101,200,000	120,143,375
U.S. Treasury(e)
05/15/2047	3.000%	122,157,900	144,738,024
U.S. Treasury(f)
STRIPS
11/15/2019	0.000%	11,055,900	11,030,498
02/15/2040	0.000%	38,410,800	25,693,224
11/15/2041	0.000%	13,661,000	8,617,103
05/15/2043	0.000%	19,069,000	11,531,531
Total U.S. Treasury Obligations (Cost $599,851,314)			695,876,233

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(g),(h)	51,866,062	51,860,875
Total Money Market Funds (Cost $51,860,875)		51,860,875
Total Investments in Securities (Cost: $1,479,493,449)		1,650,002,500
Other Assets & Liabilities, Net		5,524,760
Net Assets		1,655,527,260

At September 30, 2019, securities and/or cash totaling $2,759,501 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,011	12/2019	USD	164,097,938	—	(2,023,626)
U.S. Ultra Bond 10-Year Note	6	12/2019	USD	854,438	—	(9,763)
Total					—	(2,033,389)

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(527)	12/2019	USD	(68,674,688)	591,742	—
U.S. Treasury 2-Year Note	(12)	12/2019	USD	(2,586,000)	6,069	—
U.S. Treasury 5-Year Note	(137)	12/2019	USD	(16,323,336)	87,485	—
U.S. Ultra Treasury Bond	(13)	12/2019	USD	(2,494,781)	43,135	—
Total					728,431	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $76,549,547, which represents 4.62% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	40,485,237	270,780,124	(259,399,299)	51,866,062	(252)	—	824,451	51,860,875
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019